FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Debt securities		£ 5,544	£ 5,238
Financial assets, at fair value		211,650	206,939
Derivative financial assets		26,369	23,595
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets	[1]	2,200	2,264
Other [Member] | Sub-Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Debt securities			6
Financial assets, at fair value		89	85
Financial assets at fair value through profit or loss, classified as held for trading		251	411
Derivative financial assets		1,555	1,920
Other [Member] | Not Rated [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Debt securities		14	36
Financial assets, at fair value			263
Financial assets at fair value through profit or loss, classified as held for trading		1,846	1,545
Derivative financial assets		645	344
Net Credit Risk [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		11,673	9,268
Cash collateral received/pledged [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		7,650	6,039
OECD Banks [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		274	213
Stage 3 [member] | Partial Write Off [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Loans and advances to banks and customers		205	250
Loans and advances to banks and customers, outstanding		1,700	2,200
Stage 2 and Stage 3 [Member] | Modified [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Loans and advances to banks and customers		£ 219	£ 1,000

[1]	Other comprises sub-investment grade (2019: 1,555 million; 2018: 1,920 million) and not rated (2019: 645 million; 2018: 344 million).